SCHEDULE OF REVENUE BY MAJOR REVENUE AND TIMING BY REVENUE RECOGNITION (Details) - USD ($)	12 Months Ended
	Sep. 30, 2025	Sep. 30, 2024	Sep. 30, 2023
Segment Reporting Information [Line Items]
Total	$ 44,083,731	$ 52,176,109	$ 36,074,004
Transferred over Time [Member]
Segment Reporting Information [Line Items]
Total	42,648,473	49,045,423	33,880,177
Transferred at Point in Time [Member]
Segment Reporting Information [Line Items]
Total	1,435,258	3,130,686	2,193,827
Air Freight Forwarding Services [Member]
Segment Reporting Information [Line Items]
Total	41,934,661	48,010,322	33,236,407
Ocean Freight Forwarding Services [Member]
Segment Reporting Information [Line Items]
Total	564,941	898,709	378,039
Other Services [Member]
Segment Reporting Information [Line Items]
Total	$ 1,584,129	$ 3,267,078	$ 2,459,558